Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Property and Equipment
Schedule of Property and Equipment

	December 31, 2020	September 30, 2020

Computer software	$1,535	$1,535
Office equipment, furniture, fixtures and leasehold improvements	3,612	3,595
Total property and equipment, at cost	5,147	5,130
Accumulated depreciation and amortization	(4,297)	(4,224)
Property and equipment, net	$850	$906

	September 30, 2020	September 30, 2019

Computer software	$1,535	$1,497
Office equipment, furniture, fixtures and leasehold improvements	3,595	3,599
Total property and equipment, at cost	5,130	5,096
Accumulated depreciation and amortization	(4,224)	(4,244)
Property and equipment, net	$906	$852